10. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended		161 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Stockholders Equity Details Narrative
Operating lease expense	$ 243,955	$ 54,821	$ 18,299